Long-term Debt - Long-term Debt Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 0	$ (14,897)
Long-term debt [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	21,464	37,041
Repayment of long-term debt	(18,937)	(16,504)
Amortization of deferred financing costs	103	395
Effects of movements in foreign exchange rates	(5)	126
Ending balance	3,040	21,464
Current portion of long-term debt		(14,897)
Non-current portion of long-term debt	3,040	6,567
Revolving Credit Facility1 [Member]
Disclosure of detailed information about borrowings [line items]
Draws on revolving credit facility	$ 415	$ 406